OTHER OPERATING INCOME AND EXPENSES - Amounts involved and conditions of receipt for reimbursement of fixed assets (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) D
Other Operating Income and Expenses [Line Items]
Balance receivable | R$	R$ 588,786
Equatorial Alagoas
Other Operating Income and Expenses [Line Items]
Balance receivable | R$	R$ 61,327
Sole installment term	30 days
Monthly installment amortization term	60 months
First payments term after execution of the Agreement	30
Equatorial Piaui
Other Operating Income and Expenses [Line Items]
Balance receivable | R$	R$ 44,939
Sole installment term	30 days
Monthly installment amortization term	60 months
First payments term after execution of the Agreement	30
Energisa Acre
Other Operating Income and Expenses [Line Items]
Balance receivable | R$	R$ 43,524
Monthly installment amortization term	60 months
First payments term after celebration of the Contract	20
Amazonas Energia
Other Operating Income and Expenses [Line Items]
Balance receivable | R$	R$ 419,959
Monthly installment amortization term	36 months
First payments term after execution of the Agreement	16
Other installment payments term following the payment of the first installment	16
Roraima Energia
Other Operating Income and Expenses [Line Items]
Balance receivable | R$	R$ 19,037
Monthly installment amortization term	36 months
First payments term after execution of the Agreement	16
Other installment payments term following the payment of the first installment	16